UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number: 811-3493

American Federation of Labor and

Congress of Industrial Organizations

Housing Investment Trust

(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, N.W., Suite 200

Washington, D.C. 20037

(Address of principal executive offices) (Zip code)

Kenneth G. Lore, Esq.

Katten Muchin Rosenman LLP

2900 K Street, N.W., North Tower Suite 200

Washington, D.C. 20007

(Name and address of agent for service)

(202) 331-8055

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – June 30, 2017

Item 1.	Reports to Stockholders.

A copy of the 2017 Semi-Annual Report (the “Report”) of the AFL-CIO Housing Investment Trust (the “Trust” or “Registrant”) transmitted to Trust participants pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) (the “Act”), is included herewith.

AFL-CIO HOUSING INVESTMENT TRUST

REACHING NEW HEIGHTS

Semi-Annual Report | 2017

TO OUR INVESTORS

Through June, the AFL-CIO Housing Investment Trust (HIT) has invested $172 million into eight rental housing developments, leveraging more than $900 million in total development investment. These investments are expected to create over 1,200 on-site union construction jobs and 3,300 units of affordable housing. They are also expected to contribute to the HIT’s positive performance and help grow our investor base. With a strong pipeline of investments for the balance of 2017 and beyond, the HIT intends to invest its $6 billion of union pension capital wisely in community revitalizing initiatives that help generate competitive returns.

Since its inception in 1984, the HIT has invested $10.6 billion in projects creating $17.5 billion in total development (in 2016 dollars), generating an estimated 78,000 union construction jobs and over 166,000 total jobs in local communities. These projects ranged in size from single family rehabilitation for communities in need in New Jersey and Detroit, to large scale transactions in New York City preserving thousands of units of affordable housing and rebuilding the New Jersey waterfront. There is no single “template” for a project. Our team brings its expertise and considerable capacity to each project we invest in, positively impacting communities and our investors.

Through the HIT’s latest undertaking, the MidWest@Work Strategy, we plan to invest more than $1 billion in HIT capital to create $2 billion in economic activity in a region that is on the verge of widespread economic recovery. Here we intend to act as a catalyst to accelerate the pace of positive change. Like the recently completed Construction Jobs Initiative, which created nearly 24,000 on-site jobs starting during the depths of the Great Recession, and financed some 90 developments in 39 cities nationwide, it will not be an easy undertaking. But, like so many of HIT’s initiatives, it will help to make a difference, and be high impact work that few other investment managers take on. The HIT is proud to be a leader in responsible investment, meeting your fixed income needs with meaningful community investment.

As I mark some 25 years as the CEO of the HIT, I am most proud of the talented and diverse team we have built at the HIT, and what we have achieved for our investors. I believe it is second to none in our industry. Through multiple market cycles, administrations, and investment trends, the HIT has found innovative ways to invest your pension capital for maximum value. Thank you for your investments and for your continuing support of the HIT’s program through the years.

Steve Coyle, CEO

HIT PERFORMANCE VS. BARCLAYS

AGGREGATE AS OF JUNE 30, 2017

(Percent)

COMPARISON OF $50,000 INVESTMENT

IN HIT & BARCLAYS AGGREGATE

(Dollars in thousands)

Past performance is no guarantee of future results. Periods over one year are annualized. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that a participant’s units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end is available at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. The Barclays Aggregate is an unmanaged index and is not available for direct investment, although certain funds attempt to replicate this index. Returns for the Barclays Aggregate would be lower if they reflected the actual trading costs or expenses associated with management of an actual portfolio.

MID-YEAR DISCUSSION OF
FUND PERFORMANCE

PERFORMANCE OVERVIEW

The AFL-CIO Housing Investment Trust’s (HIT) long-standing strategy is to construct a portfolio that provides more income with less credit risk than the Bloomberg Barclays U.S. Aggregate Bond Index (Barclays Aggregate or Benchmark). The HIT does this by focusing on high credit quality multifamily mortgage-backed securities (MBS), which typically yield more than securities of similar credit quality. These multifamily investments also enable the HIT to create family-supporting union construction jobs and build affordable and workforce housing.

For the first half of 2017, the HIT’s gross return of 2.35% surpassed the 2.27% return for the Benchmark; the HIT’s net return was 2.14%. The HIT reached new heights at the end of June with net assets at $6.0 billion, as its competitive returns and consistent strategy continued to spur existing and new investors to provide capital that contributed to its growth.

Through mid-year, the HIT’s government/agency quality multifamily MBS contributed to both its ongoing income advantage, due to their higher yields, and to its relative price performance, due to their spread tightening. In addition to the HIT’s overweight in multifamily MBS (66% weighting vs. less than 1% in the Benchmark), the HIT’s underweight to fixed-rate agency single family MBS also helped it outperform on a gross basis, as spreads on the latter widened. The key negative contribution to the HIT’s relative performance was very strong returns for corporate bonds, which the HIT does not hold (25% weighting in the Benchmark).

MARKET ENVIRONMENT AND OUTLOOK

The first half of 2017 was characterized by low volatility, global expansion, and subdued inflation. With persistent job growth and a low unemployment rate of 4.4%, the Federal Reserve continues to move towards monetary policy normalization despite wage growth continuing to disappoint and inflation remaining below the Fed’s 2% target. The U.S. economy appears to be on track for yet another year of modest 2% growth, the average annual growth since the end of the Great Recession.

The yield curve flattened over the first six months of 2017, as Fed funds rate increases in March and June, and expectations of future hikes, were accompanied by robust demand for longer maturity bonds. Although it is likely that Fed balance sheet normalization will begin later this year, uncertainty over the U.S. tax reform and infrastructure spending, as well as geopolitical risks in Europe, the Middle East, North Korea, and elsewhere have helped drive longer-term interest rates lower year-to-date.

AFL-CIO HOUSING INVESTMENT TRUST     1

RISK COMPARISON
As of June 30, 2017

	HIT	Barclays
Credit Profile
U.S. Government/Agency/AAA/Cash	96.3%	71.6%
A & Below	0.1%	24.2%
Yield
Current Yield: 32 basis point advantage	3.27%	2.95%
Yield to Worst: 25 basis point advantage	2.74%	2.49%
Interest Rate Risk
Effective Duration	5.42	5.84
Convexity	0.08	0.10
Call Risk
Call Protected	74%	72%
Not Call Protected	26%	28%

Source: HIT and Barclays Live

The calculations of the HIT yield herein represent widely accepted portfolio characteristics information based on coupon rate, current price and, for yield to worst, certain prepayment assumptions, and are not current yield or other performance data as defined by the SEC in Rule 482.

U.S. TREASURY YIELD CURVE SHIFT

(Percent)

Source: Barclays Live

CORRELATION OF MONTHLY

YEAR-OVER-YEAR CHANGES IN INDICES

Periods ending June 30, 2017

	Five Year	Ten Year
HIT Net	1.00	1.00
Bloomberg Barclays US Aggregate Bond Index	0.98	0.96
U.S. Standard & Poor’s 500 Index	-0.30	-0.23
Germany DAX Index	-0.30	-0.24
United Kingdom FTSE 100 Index	-0.37	-0.13

Source: Haver Analytics, Bloomberg LP, Barclays Live,
and the HIT

The HIT plans to continue managing its duration to be slightly shorter than the Barclays Aggregate in this environment. This should help contribute to the HIT’s performance relative to the Benchmark if longer-term interest rates rise, while keeping the duration long enough to help generate competitive returns if interest rates fall. Although we cannot predict interest rates, there are reasons to believe that longer-term interest rates will be somewhat anchored. Such an environment should bode well for the HIT and investors seeking diversification and current income.

In this climate of policy and macroeconomic uncertainty, we believe that high credit quality fixed-income investments like the HIT are an important component of a well-diversified strategy. The HIT’s low credit risk and principal protection can help balance riskier assets, while creating much-needed community impacts.

Net Assets Grow: $6 Billion

Portfolio Allocation: 66% Multifamily

Based on value of total investments, including unfunded commitments, as of June 30, 2017.

2	SEMI–ANNUAL REPORT 2017

In this climate of policy and macroeconomic uncertainty, we believe that it is especially important to have a well-diversified strategy including high credit quality fixed-income investments like the HIT to balance riskier assets, while creating much-needed community impacts.

MULTIFAMILY INVESTMENTS

The HIT’s specialization in multifamily securities differentiates it from other investment vehicles. Its investments in multifamily construction-related securities help provide competitive returns for its investors while simultaneously providing jobs for members of the building and construction trades. This specialization has helped the HIT structure its portfolio to have a superior credit profile, higher yield, and similar interest rate and call risk relative to the Benchmark (as shown at top left on page 2).

For the first half of 2017, the HIT closed eight transactions, investing over $172 million into projects with total development investment of more than $911 million. These investments should aid communities in their efforts to meet their affordable housing needs by creating or preserving 4,336 housing units, with 76% of the units affordable to working families. They are also creating an estimated 1,220 on-site union construction jobs. Consistent with its major initiatives – the New York City Housing Investment Strategy and MidWest@Work – the 2017 projects to date are in these key markets.

Since its inception in 1984, the HIT has invested $10.6 billion in projects with $17.5 billion in total development (in 2016 dollars), creating an estimated 78,000 union construction jobs, over 166,000 total jobs in local communities and more than 106,000 housing units, with two-thirds affordable or workforce housing.*

As the second half of 2017 begins, the HIT has a growing pipeline of potential multifamily projects to finance during the remainder of the year and into 2018. The HIT has made a focused effort to strengthen relationships with selected mortgage bankers and housing finance agencies (HFAs), while also conducting broad outreach to market participants including developers, city planning offices, and labor representatives. These efforts have reinforced relationships with long-term partners and have opened up new business opportunities.

“I applaud the men and women of the building trades who are building quality affordable housing in one of the District’s most expensive neighborhoods.”

 – Brent Booker, Secretary Treasurer, North America’s Building Trades Unions, at Portner Flats Worker Appreciation event, in Washington, DC.

*Economic impacts such as jobs, personal income, and tax revenue estimates are derived from an IMPLAN model. See page 24 for additional detail.

WEST TOWN HOUSING PRESERVATION

Chicago, IL

HIT Investment: $60.4M

TDC: $121.2M

Housing Units: 318

Union Construction Jobs: 540*

Other Community Jobs: 560*

The HIT is coming to the aid of 318 low-income families by helping to finance substantial repairs and preserve the affordability of their homes. The project sponsor is Bickerdike Redevelopment Corporation, a member-based, nonprofit community development corporation formed 50 years ago by neighborhood residents to fight housing deterioration, abandonment, and arson. West Town Housing Preservation includes 68 separate buildings scattered over four neighborhoods in two zip codes of Chicago’s near Northwest side. All of the units are covered by Section 8 rental assistance and long-term Housing Assistance Payment contracts, and new contracts will extend affordability. The work will include significant rehabilitation of the buildings’ exteriors, interiors and all building systems.

AFL-CIO HOUSING INVESTMENT TRUST	3

Other Important Information

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

In addition to disclosure in the Annual and Semi-Annual Reports to Participants, the HIT also files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The HIT’s reports on Form N-Q are made available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information relating to the hours and operation of the SEC’s Public Reference Room may be obtained by calling 800-SEC-0330. Participants may also obtain copies of the HIT’s Form N-Q reports, without charge, upon request, by calling the HIT collect at 202-331-8055.

PROXY VOTING

Except for its shares in its wholly owned subsidiary, HIT Advisers LLC, and shares in mutual funds holding short-term or overnight cash, if applicable, the HIT invests exclusively in non-voting securities and has not deemed it necessary to adopt policies and procedures for the voting of portfolio securities. The HIT has reported information regarding how it voted in matters related to its subsidiary in its most recent filing with the SEC on Form N-PX. This filing is available on the SEC’s website at http://www.sec.gov. Participants may also obtain a copy of the HIT’s report on Form N-PX, without charge, upon request, by calling the HIT collect at 202-331-8055.

EXPENSE EXAMPLE

Participants in the HIT incur ongoing expenses related to the management and distribution activities of the HIT, as well as certain other expenses. The expense example in the table below is intended to help participants understand the ongoing costs (in dollars) of investing in the HIT and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2017, and held for the entire period ended June 30, 2017.

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. Participants may use the information in this line, together with the amount they invested, to estimate the expenses that they paid over the six-month period. Simply divide the account value by $1,000 (for example, an $800,000 account value divided by $1,000 = 800), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six-Month Period Ended June 30, 2017” to estimate the expenses paid on a particular account during this period.

Hypothetical Expenses (for Comparison Purposes Only): The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the HIT’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the HIT’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a participant paid for the period. Participants may use this information to compare the ongoing costs of investing in the HIT and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that this example is useful in comparing funds’ ongoing costs only. It does not include any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. The HIT does not have such transactional costs, but many other funds do.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six-Month Period Ended June 30, 2017*
Actual expenses	$ 1,000.00	$ 1,021.40	$ 2.06
Hypothetical expenses (5% return before expenses)	$ 1,000.00	$ 1,022.76	$ 2.06

*Expenses are equal to the HIT’s annualized six-month expense ratio of 0.41%, as of June 30, 2017, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2017 SPECIAL MEETING OF PARTICIPANTS

A special meeting of the Participants was held in Washington, D.C., on Tuesday May 30, 2017. The following matters, all related to recommended amendments to the HIT’s Declaration of Trust, were put to a vote of the Participants at the meeting through the solicitation of proxies:

1. Section 3.3(d)(i) was amended to adopt an investment limit of 15% of the HIT’s assets for securities eligible for investment pursuant to that section; to revise Section 3.3(d)(i)(C) to provide for a rating of “A”; to remove references to the term “top tier” and substitute “a rating of “A” or better by S&P” (or a comparable rating by another NRSRO) in its place; and to clarify, consolidate and eliminate duplicative provisions, among other changes.

2. Section 3.3(d)(iv) was amended to remove references to the term “top tier” and substitute “a rating of “A” or better by S&P” (or a comparable rating by another NRSRO) in its place; and, additionally to revise the rating requirement from “AA” to “A” for financial institutions providing letters of credit or other guaranties related to bridge loans.

(continued on page 24)

4	SEMI–ANNUAL REPORT 2017

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Dollars in thousands, except per share data; unaudited)

Assets
	Investments, at value (cost $6,106,318)	$6,162,460
	Cash	485
	Accrued interest receivable	18,308
	Receivables for investments sold	426
	Other assets	2,402
	Total assets	6,184,081

Liabilities
	Payables for investments purchased	155,149
	Redemptions payable	129
	Income distribution and capital gains payable, net of dividends reinvested of $11,641	1,542
	Refundable deposits	461
	Accrued salaries and fringe benefits	4,654
	Other liabilities and accrued expenses	1,256
	Total liabilities	163,191

	Other commitments and contingencies (Note 4 of financial statements)	—

Net assets applicable to participants’ equity —
	Certificates of participation—authorized unlimited;
	Outstanding 5,366,274 units	$6,020,890

Net asset value per unit of participation (in dollars)		$1,121.99

Participants’ equity
	Participants’ equity consisted of the following:
	Amount invested and reinvested by current participants	$5,963,420
	Net unrealized appreciation of investments	56,142
	Distribution in excess of net investment income	(1,890)
	Accumulated net realized gain, net of distributions	3,218
	Total participants’ equity	$6,020,890

See accompanying Notes to Financial Statements (unaudited).

6       SEMI–ANNUAL REPORT 2017

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2017 (Dollars in thousands; unaudited)

FHA Permanent Securities (2.8% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Single Family	7.75%	Jul-2021	$6	$6	$6
Multifamily	3.65%	Dec-2037	9,377	9,594	9,298
	3.75%	Aug-2048	4,000	3,996	3,998
	4.00%	Dec-2053	64,381	64,354	64,915
	4.79%	May-2053	4,790	5,043	4,938
	5.17%	Feb-2050	7,986	8,612	8,605
	5.35%	Mar-2047	7,264	7,274	7,296
	5.55%	Aug-2042	7,836	7,839	7,873
	5.60%	Jun-2038	2,401	2,405	2,412
	5.65%	Oct-2038	1,869	1,899	1,871
	5.80%	Jan-2053	2,033	2,043	2,307
	5.87%	May-2044	1,758	1,757	1,828
	5.89%	Apr-2038	4,512	4,518	4,536
	6.02%	Jun-2035	4,152	4,153	4,176
	6.20%	Apr-2052	11,481	11,476	13,440
	6.40%	Aug-2046	3,768	3,770	4,111
	6.48%	Nov-2041	6,157	6,385	6,192
	6.60%	Jan-2050	3,343	3,371	3,838
	6.75%	Jul-2040	3,947	3,934	3,954
	7.20%	Oct-2039	2,799	2,804	2,820
	7.50%	Sep-2032	1,294	1,291	1,304
	7.70%	Dec-2048	5,298	6,088	6,338
	7.93%	Apr-2042	2,650	2,650	2,672
			163,096	165,256	168,722
Total FHA Permanent Securities			$163,102	$165,262	$168,728

Ginnie Mae Securities (28.5% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Single Family	4.00%	Feb-2040 - Jun-2040	$4,277	$4,327	$4,566
	4.50%	Aug-2040	2,981	3,046	3,210
	5.50%	Jan-2033 - Jun-2037	2,820	2,810	3,168
	6.00%	Jan-2032 - Aug-2037	1,814	1,813	2,073
	6.50%	Jul-2028	57	57	65
	7.00%	Apr-2026 - Jan-2030	1,090	1,096	1,265
	7.50%	Nov-2017 - Aug-2030	564	571	659
	8.00%	Sep-2026 - Nov-2030	448	455	531
	8.50%	Jun-2022 - Aug-2027	376	377	424
	9.00%	Mar-2020 - Jun-2025	69	69	73
	9.50%	Sep-2021 - Sep-2030	36	36	41
			14,532	14,657	16,075
Multifamily	1.73%	May-2042	3,608	3,615	3,581
	2.15%	May-2056	9,070	9,053	8,968
	2.18%	May-2039	6,349	6,401	6,338
	2.20%	Jun-2056	9,566	9,545	9,461
	2.25%	Dec-2048	11,723	11,622	11,608
	2.30%	Mar-2056 - May-2056	52,142	51,979	51,705
	2.30%	Oct-2056	31,122	30,764	30,703
	2.31%	Nov-2051	7,076	7,077	6,784

(continued)

AFL-CIO HOUSING INVESTMENT TRUST      7

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2017 (Dollars in thousands; unaudited)

Ginnie Mae Securities (28.5% of net assets), continued

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
2.32%	Apr-2054	$22,243	$22,847	$20,791
2.35%	Dec-2040 - Nov-2056	35,938	36,433	34,811
2.40%	Aug-2047	12,828	12,858	12,747
2.43%	Nov-2038	20,000	20,090	20,068
2.50%	Jul-2045 - Mar-2057	40,907	40,957	40,452
2.53%	Jul-2038 - Feb-2040	30,482	30,904	30,466
2.55%	Feb-2048	22,139	22,310	21,149
2.60%	Apr-2048 - Apr-2056	54,137	54,459	54,119
2.65%	Jan-2053	51,015	51,461	50,318
2.70%	May-2048	27,570	28,041	27,588
2.70%	Jul-2056	15,503	15,690	15,506
2.72%	Feb-2044	556	573	561
2.79%	Apr-2049	19,179	19,398	19,190
2.82%	Apr-2050	1,500	1,534	1,495
2.87%	Feb-2036 - Dec-2043	25,000	25,316	25,132
2.89%	Mar-2046	32,000	32,234	32,038
2.98%	May-2052	54,929	55,478	55,874
3.00%	Mar-2051	20,000	20,110	19,954
3.05%	May-2044	45,500	45,819	45,895
3.05%	May-2054	11,545	11,607	11,476
3.10%	Jan-2044	23,000	23,346	23,418
3.13%	Nov-2040	702	720	703
3.17%	Jan-2049	17,025	17,721	17,153
3.19%	Apr-2055	5,004	5,006	5,029
3.20%	Jul-2041 - Oct-2053	24,620	24,776	24,937
3.24%	Apr-2051	5,188	5,268	5,307
3.25%	Sep-2054	35,000	34,677	35,493
3.26%	Nov-2043	20,000	20,036	20,289
3.30%	May-2055	10,000	9,491	10,046
3.33%	Jun-2043	15,000	15,527	15,228
3.35%	Nov-2042 - Mar-2044	25,000	24,461	25,516
3.37%	Dec-2046	19,200	19,475	19,545
3.40%	Jul-2046	7,760	8,025	7,897
3.47%	Apr-2046	7,774	8,292	8,095
3.49%	Mar-2042	28,000	29,132	28,798
3.49%	Feb-2044	4,000	4,216	4,087
3.50%	May-2042	41,363	41,363	42,470
3.52%	Sep-2041	8,395	8,951	8,475
3.56%	Nov-2044 - Apr-2051	26,836	27,695	27,434
3.57%	Apr-2053	33,482	35,903	35,126
3.59%	Sep-2050	7,871	8,322	8,221
3.65%	Sep-2052	6,500	6,760	6,668
3.67%	Nov-2035	16,835	17,607	17,446
3.70%	Dec-2045	8,583	8,191	8,819
3.71%	Nov-2052	9,382	10,147	9,755
3.77%	Sep-2046 - Sep-2053	11,356	12,279	11,703
3.81%	Sep-2051 - Dec-2053	17,829	18,247	18,392
3.84%	Apr-2046	10,000	10,029	10,301
3.85%	Oct-2054	30,977	31,127	32,526

(continued)

8       SEMI–ANNUAL REPORT 2017

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2017 (Dollars in thousands; unaudited)

Ginnie Mae Securities (28.5% of net assets), continued

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value
	3.85%	Jan-2056		$32,824	$33,150	$35,476
	3.86%	Jun-2045 - Oct-2047		22,182	22,468	22,873
	3.90%	Apr-2055		16,618	17,253	17,489
	3.92%	Aug-2039		47,780	51,323	50,089
	3.93%	May-2049		6,589	7,091	6,647
	3.95%	Jul-2053		5,885	5,898	6,141
	4.05%	Feb-2052		6,313	6,315	6,550
	4.05%	Oct-2053		58,488	63,133	63,799
	4.09%	Feb-2056		57,343	58,198	62,825
	4.10%	May-2051		4,080	4,474	4,439
	4.15%	Jun-2053		2,183	2,215	2,266
	4.25%	Sep-2038		36,461	36,675	38,172
	4.29%	Mar-2053		48,246	48,556	53,967
	4.45%	Jun-2055		2,604	2,497	2,864
	4.50%	May-2038		19,313	21,094	20,419
	4.63%	Sep-2037	[1]	1,500	1,463	1,541
	4.70%	Oct-2056		3,382	3,562	3,840
	4.90%	Mar-2044	[1]	1,000	991	1,029
	5.05%	Apr-2049	[1]	2,735	2,735	2,748
	5.15%	Dec-2050		15,061	14,919	16,770
	5.25%	Apr-2037		19,505	19,498	21,114
	5.34%	Jul-2040		9,939	9,804	10,378
	5.45%	Sep-2037		12,950	14,147	14,141
	5.55%	May-2049	[1]	9,960	9,960	10,045
				1,593,250	1,622,384	1,633,277
When Issued[2]	3.50%	June-2057		60,250	64,392	64,028
Total Ginnie Mae Securities				$1,668,032	$1,701,433	$1,713,380

Ginnie Mae Construction Securities (4.0% of net assets)

	Interest Rates[3]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[4]	Face Amount	Amortized Cost	Value
Multifamily	3.30%	3.30%	Mar-2057	$3,933	$1,255	$1,297	$1,391
	3.30%	3.30%	Jul-2057	1,647	24,280	25,065	25,473
	3.49%	3.49%	Aug-2058	10,824	576	863	1,141
	3.50%	3.50%	Mar-2057	1,914	21,383	22,323	22,821
	3.50%	3.50%	Apr-2057	71	25,472	26,239	27,151
	3.53%	3.53%	Apr-2042	3,464	14,836	15,521	16,051
	3.55%	3.55%	Apr-2057	2,536	39,094	40,250	41,325
	3.60%	3.60%	Jun-2057	1	14,314	14,893	15,307
	3.62%	3.62%	Dec-2057	25	29,725	30,324	32,007
	3.65%	3.65%	Nov-2058	8,967	1,629	1,780	1,849
	3.66%	3.66%	Jul-2058	14,886	9,114	9,427	10,215
	3.68%	3.68%	Jun-2057	25	27,730	28,574	30,014
	3.68%	3.68%	Aug-2057	514	14,308	14,672	15,371
				48,807	223,716	231,228	240,116
Forward Commitments	3.38%	3.38%	Jan-2060	60,404	—	—	175
Total Ginnie Mae Construction Securities				$109,211	$223,716	$231,228	$240,291

AFL-CIO HOUSING INVESTMENT TRUST     9

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2017 (Dollars in thousands; unaudited)

Fannie Mae Securities (38.1% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value
Single Family	1.47%	[5]	Mar-2037	$333	$330	$333
	1.52%	[5]	Jul-2043	13,902	13,805	13,877
	1.54%	[5]	Jun-2037	1,851	1,852	1,853
	1.57%	[5]	Mar-2043 - Nov-2044	34,667	34,641	34,696
	1.60%	[5]	Nov-2042	7,368	7,371	7,382
	1.62%	[5]	Apr-2037 - Oct-2044	19,105	19,140	19,162
	1.68%	[5]	Oct-2042	6,380	6,410	6,410
	1.72%	[5]	Dec-2040 - Feb-2043	38,962	38,847	39,211
	1.74%	[5]	Jun-2042	4,391	4,416	4,419
	1.77%	[5]	Mar-2042	10,395	10,414	10,482
	1.81%	[5]	Mar-2041	6,882	6,938	6,938
	1.82%	[5]	Mar-2042 - Oct-2043	16,168	16,227	16,343
	1.92%	[5]	Dec-2040	3,374	3,384	3,409
	2.58%	[5]	Sep-2035	641	639	672
	2.76%	[5]	Jul-2033	1,708	1,714	1,796
	2.80%	[5]	Jul-2033 - Aug-2033	1,861	1,858	1,953
	2.81%	[5]	Aug-2033	769	768	810
	2.83%	[5]	May-2033	435	436	454
	2.86%	[5]	Aug-2033	237	237	245
	2.92%	[5]	Nov-2033	2,214	2,215	2,288
	3.00%		Apr-2031 - Jun-2046	65,585	67,941	65,971
	3.12%		Nov-2034	1,266	1,297	1,322
	3.38%		Apr-2034	1,257	1,288	1,321
	3.50%		Oct-2026 - Jan-2046	102,101	105,455	105,301
	3.50%		Jun-2046	27,583	28,354	28,355
	3.50%		Jan-2046	24,811	25,308	25,502
	4.00%		Jun-2018 - Dec-2046	92,757	96,356	97,717
	4.00%		Oct-2045	24,593	25,501	25,853
	4.50%		Mar-2018 - May-2044	61,927	64,491	66,608
	5.00%		Jan-2018 - Apr-2041	18,064	18,637	19,745
	5.50%		Jul-2017 - Jun-2038	9,763	9,793	10,830
	6.00%		Jul-2017 - Nov-2037	5,500	5,530	6,256
	6.50%		Sep-2028 - Jul-2036	992	1,016	1,130
	7.00%		Sep-2027 - May-2032	1,025	1,027	1,179
	7.50%		May-2018 - Sep-2031	348	348	396
	8.00%		Apr-2030 - May-2031	65	66	69
	8.50%		Dec-2021 - Apr-2031	35	35	36
	9.00%		May-2025	—	—	1
				609,315	624,085	630,325
Multifamily	1.43%		May-2027	16,841	16,843	16,836
	1.44%		Nov-2022	22,814	22,824	22,828
	1.60%		Jan-2027	25,000	25,007	25,021
	1.63%		Jan-2023	18,000	18,007	18,006
	1.83%		Jan-2023	22,504	22,491	22,758
	1.95%		Apr-2022	10,050	10,054	10,051
	2.21%		Dec-2022	23,393	23,405	23,340
	2.21%		Dec-2022	30,823	30,839	30,753
	2.24%		Dec-2022	30,921	30,937	30,881
	2.26%		Nov-2022	6,428	6,450	6,433
	2.34%		Sep-2026	28,500	28,707	27,669

(continued)

10     SEMI–ANNUAL REPORT 2017

SCHEDULE OF PORTFOLIO INVESTMENTS

 June 30, 2017 (Dollars in thousands; unaudited)

Fannie Mae Securities (38.1% of net assets), continued

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
2.38%	Jul-2026	$ 21,840	$ 21,891	$ 21,219
2.44%	Aug-2026	22,400	22,400	21,913
2.46%	Aug-2026	25,830	25,844	24,653
2.48%	Oct-2028	24,990	25,117	23,994
2.49%	Dec-2026	16,950	17,008	16,695
2.50%	Jun-2026	60,000	60,000	56,562
2.50%	Jul-2026	37,680	37,797	38,393
2.57%	Sep-2028	40,100	40,817	38,761
2.70%	Nov-2025	16,144	16,170	16,179
2.72%	Jul-2028	36,400	36,940	35,589
2.75%	Jul-2028	15,750	16,005	15,550
2.80%	Mar-2018 - Apr-2025	20,184	20,467	20,157
2.84%	Mar-2022	3,565	3,578	3,679
2.85%	Mar-2022	33,000	33,063	34,098
2.91%	Jun-2031	25,000	25,256	24,370
2.92%	Jan-2026 - Apr-2028	34,255	34,403	34,489
2.92%	Jun-2027	72,200	72,369	73,235
2.94%	Jun-2027	29,000	29,072	29,246
2.94%	Jul-2039	16,024	16,254	15,876
2.97%	May-2026	19,053	19,821	19,416
2.99%	Jun-2025	2,750	2,762	2,810
3.00%	Mar-2028	9,360	9,370	9,381
3.02%	Jun-2027	4,040	4,058	4,137
3.04%	Apr-2030	25,100	25,230	25,156
3.05%	Apr-2030	28,719	28,765	28,334
3.12%	Jul-2029 - Apr-2030	13,964	13,970	13,793
3.14%	Apr-2029	7,889	7,920	7,994
3.15%	Jan-2027	20,864	20,912	21,542
3.18%	May-2035	11,725	11,938	11,661
3.20%	Oct-2027	10,727	10,817	11,056
3.21%	May-2030	7,237	7,398	7,322
3.22%	Sep-2026	28,451	28,506	29,435
3.25%	Nov-2027	10,725	10,815	11,081
3.26%	Jan-2027	7,730	7,768	7,967
3.31%	Oct-2027	16,320	16,561	16,903
3.32%	Apr-2029	20,080	20,227	20,204
3.35%	Feb-2029	20,000	20,390	20,607
3.36%	Dec-2023 - Oct-2029	20,002	20,052	20,769
3.40%	Oct-2026	3,065	3,089	3,201
3.41%	Sep-2023 - Apr-2029	56,885	57,592	59,004
3.42%	Apr-2035	5,541	5,650	5,580
3.43%	Oct-2026	7,531	7,588	7,879
3.46%	Dec-2023	3,500	3,514	3,672
3.54%	Oct-2021	7,156	7,175	7,530
3.61%	Sep-2023	6,550	6,608	6,922
3.63%	Jul-2035	21,987	22,028	22,868
3.66%	Oct-2023	4,810	4,861	5,091
3.77%	Dec-2033	10,500	10,762	11,202
3.84%	May-2018	7,140	7,140	7,262
3.87%	Sep-2023	2,527	2,582	2,703

(continued)

AFL-CIO HOUSING INVESTMENT TRUST     11

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2017 (Dollars in thousands; unaudited)

Fannie Mae Securities (38.1% of net assets), continued

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
4.03%	Oct-2021	$ 6,874	$ 6,877	$ 7,350
4.06%	Oct-2025	24,171	24,257	26,102
4.15%	Jun-2021	9,016	9,023	9,640
4.22%	Jul-2018	586	586	594
4.25%	May-2021	4,105	4,105	4,394
4.27%	Nov-2019	5,752	5,750	6,021
4.32%	Nov-2019	2,840	2,840	2,975
4.33%	Nov-2019 - Mar-2021	22,789	22,788	24,002
4.38%	Apr-2020	9,756	9,760	10,304
4.44%	May-2020	5,787	5,788	6,124
4.50%	Feb-2020	4,065	4,065	4,084
4.52%	Nov-2019 - May-2021	6,915	6,931	7,368
4.55%	Nov-2019	2,724	2,724	2,863
4.56%	Jul-2019	7,033	7,035	7,342
4.66%	Jul-2021	1,243	1,247	1,268
4.68%	Jul-2019	12,565	12,560	13,144
4.69%	Jan-2020 - Jun-2035	13,452	13,480	14,252
4.71%	Mar-2021	5,657	5,678	6,108
4.73%	Feb-2021	1,487	1,492	1,605
4.80%	Jun-2019	2,051	2,050	2,146
4.86%	May-2019	1,370	1,369	1,432
4.89%	Nov-2019	852	853	902
4.94%	Apr-2019	3,359	3,358	3,512
5.00%	Jun-2019	1,792	1,792	1,882
5.04%	Jun-2019	1,775	1,775	1,865
5.05%	Jun-2019	1,248	1,248	1,311
5.08%	Apr-2021	40,000	40,001	43,372
5.11%	Jul-2019	828	829	872
5.12%	Jul-2019	8,302	8,298	8,746
5.13%	Jul-2019	842	841	887
5.15%	Oct-2022	2,206	2,213	2,395
5.25%	Jan-2020	6,510	6,511	6,959
5.29%	May-2022	5,020	5,020	5,605
5.30%	Aug-2029	5,760	5,673	6,531
5.45%	May-2033	2,554	2,562	2,669
5.47%	Aug-2024	7,905	7,929	8,398
5.60%	Feb-2018 - Jan-2024	9,939	9,940	10,894
5.63%	Dec-2019	3,310	3,312	3,373
5.69%	Jun-2041	4,669	4,795	5,162
5.75%	Jun-2041	2,264	2,335	2,555
5.91%	Mar-2037	1,838	1,871	1,918
5.96%	Jan-2029	345	346	353
6.03%	Jun-2036	3,287	3,327	3,315
6.06%	Jul-2034	8,647	8,816	9,307
6.15%	Jan-2019	31,456	31,456	32,743
6.15%	Jan-2023 - Oct-2032	6,576	6,605	6,407
6.22%	Aug-2032	1,531	1,551	1,494
6.23%	Sep-2034	1,263	1,299	1,325
6.28%	Nov-2028	2,424	2,502	2,565
6.35%	Aug-2032	9,353	9,373	9,444
6.38%	Jul-2021	5,029	5,035	5,558

(continued)

12     SEMI–ANNUAL REPORT 2017

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2017 (Dollars in thousands; unaudited)

Fannie Mae Securities (38.1% of net assets), continued

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	6.39%	Apr-2019	$813	$813	$797
	6.52%	May-2029	4,551	4,766	4,754
	7.20%	Aug-2029	750	742	756
	7.75%	Dec-2024	1,217	1,217	1,215
	8.40%	Jul-2023	289	288	292
	8.50%	Nov-2019	1,240	1,253	1,330
			1,548,496	1,556,834	1,572,297
When Issued[2]	3.08%	Jul-2029	12,814	12,874	12,751
	3.12%	Jul-2029	25,350	25,588	25,436
	3.50%	Jul-2047	25,000	25,831	25,672
	3.50%	Jul-2047	25,000	25,761	25,672
			88,164	90,054	89,531
Total Fannie Mae Securities			$2,245,975	$2,270,973	$2,292,153

Freddie Mac Securities (14.0% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value
Single Family	1.46%	[5]	Feb-2036	$1,563	$1,563	$1,564
	1.49%	[5]	May-2037	187	187	187
	1.51%	[5]	Apr-2036 - Mar-2045	31,616	31,637	31,637
	1.56%	[5]	Aug-2043	5,895	5,892	5,913
	1.64%	[5]	Oct-2040	4,778	4,774	4,786
	1.66%	[5]	Oct-2040 - Jun-2044	44,435	44,455	44,730
	1.71%	[5]	Nov-2040	5,537	5,592	5,585
	1.83%	[5]	Aug-2037	4,771	4,833	4,832
	2.50%		Jan-2043 - Aug-2046	18,985	19,285	18,351
	2.74%		Oct-2033	920	913	967
	3.00%		Aug-2042 - Sep-2046	81,949	83,985	82,161
	3.02%		Jul-2035	127	126	131
	3.21%		Jun-2033	351	350	364
	3.50%		Jan-2026 - Oct-2046	215,445	221,536	221,957
	4.00%		Aug-2020 - Dec-2046	179,107	187,260	188,481
	4.00%		Sep-2045	45,000	47,204	47,350
	4.50%		Aug-2018 - Dec-2044	65,595	68,883	70,696
	5.00%		Jan-2019 - Mar-2041	10,943	11,052	11,759
	5.50%		Oct-2017 - Jul-2038	4,755	4,731	5,273
	6.00%		Jul-2021 - Feb-2038	5,759	5,828	6,544
	6.50%		Apr-2028 - Nov-2037	732	741	845
	7.00%		Apr-2028 - Mar-2030	60	56	71
	7.50%		Aug-2029 - Apr-2031	60	59	72
	8.00%		Dec-2029	1	1	2
	8.50%		Jul-2024 - Jan-2025	77	77	88
	9.00%		Mar-2025	51	51	59
				728,699	751,071	754,405
Multifamily	1.48%		Sep-2022
	1.65%		Jan-2023	18,744	18,744	18,803
	1.70%		Sep-2022	34,195	34,155	34,323
	1.70%		Nov-2022	35,000	35,000	35,131
	2.95%		Jan-2018	700	697	702
				88,639	88,596	88,959
Total Freddie Mac Securities				$817,338	$839,667	$843,364

AFL-CIO HOUSING INVESTMENT TRUST      13

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2017 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (3.6% of net assets)

		Interest Rates[3]				Unfunded	Face Amount	Amortized Cost
	Issuer	Permanent	Construction	Maturity Date		Commitments[4]			Value
Multifamily	City of Chicago	—	2.00%	May-2019		$—	$5,700	$5,700	$5,713
	NYC Housing Development Corp	2.95%	—	Nov-2045		—	5,000	5,000	5,112
	Connecticut Housing Finance Auth	3.25%	—	May-2050		—	12,500	12,384	11,339
	NYC Housing Development Corp	3.75%	—	May-2035 - Nov-2035		—	5,980	5,980	6,052
	MassHousing	3.85%	—	Dec-2058		—	9,980	9,976	9,054
	NYC Housing Development Corp	4.00%	—	Dec-2028		—	5,000	5,103	5,305
	MassHousing	4.04%	—	Nov-2032		—	1,305	1,305	1,309
	MassHousing	4.13%	—	Dec-2036		—	5,000	5,000	5,180
	NYC Housing Development Corp	4.20%	—	Dec-2039		—	8,305	8,305	8,633
	NYC Housing Development Corp	4.25%	—	Nov-2025		—	1,150	1,150	1,226
	NYC Housing Development Corp	4.29%	—	Nov-2037		—	1,190	1,190	1,200
	NYC Housing Development Corp	4.40%	—	Nov-2024		—	4,120	4,120	4,347
	NYC Housing Development Corp	4.44%	—	Nov-2041		—	1,120	1,120	1,129
	NYC Housing Development Corp	4.49%	—	Nov-2044		—	455	455	459
	NYC Housing Development Corp	4.50%	—	Nov-2030		—	1,680	1,682	1,795
	MassHousing	4.50%	—	Dec-2056		—	45,000	45,000	47,160
	NYC Housing Development Corp	4.60%	—	Nov-2030		—	4,665	4,665	4,993
	NYC Housing Development Corp	4.70%	—	Nov-2035		—	1,685	1,685	1,804
	NYC Housing Development Corp	4.78%	—	Aug-2026		—	12,500	12,503	13,257
	NYC Housing Development Corp	4.80%	—	Nov-2040		—	2,860	2,862	3,068
	NYC Housing Development Corp	4.90%	—	Nov-2034 - Nov-2041		—	8,800	8,800	9,374
	NYC Housing Development Corp	4.95%	—	Nov-2039 - May-2047		—	13,680	13,682	14,594
	MassHousing	5.55%	—	Nov-2039		—	5,000	4,981	5,344
	MassHousing	5.69%	—	Nov-2018		—	1,345	1,345	1,385
	MassHousing	5.70%	—	Jun-2040		—	13,115	13,117	13,644
	MassHousing	6.42%	—	Nov-2039		—	22,000	22,000	23,512
	MassHousing	6.70%	—	Jun-2040		—	10,800	10,800	11,382
						—	209,935	209,910	217,370
Forward Commitments	MassHousing	—	3.00%	Oct-2018	[6]	9,464	—	(98)	(30)
	Connecticut Housing Finance Auth.	—	3.25%	Nov-2019	[6]	22,450	50	7	5
						31,914	50	(91)	(25)
Total State Housing Finance Agency Securities						$31,914	$209,985	$209,819	$217,345

Other Multifamily Investments (0.3% of net assets)

	Interest Rates[3]			Unfunded	Face Amount	Amortized Cost
Issuer	Permanent	Construction	Maturity Date	Commitments[4]			Value
Direct Loans
Harry Silver Housing Company, Inc.	—	3.70%	Oct-2017	$—	$5,197	$5,201	$5,209
Harry Silver Housing Company, Inc.	—	3.70%	Oct-2017	2,596	207	208	213
Detroit Home Repair Program	—	5.75%	Dec-2017	144	102	102	103
Detroit Home Repair Program	—	5.75%	Apr-2018	340	56	56	59
				3,080	5,562	5,567	5,584
Privately Insured Construction/Permanent Mortgages[7]
IL Housing Development Authority	5.40%	—	Mar-2047	—	8,131	8,132	8,109
IL Housing Development Authority	6.20%	—	Dec-2047	—	3,080	3,091	3,065
IL Housing Development Authority	6.40%	—	Nov-2048	—	931	943	916
				—	12,142	12,166	12,090
Total Other Multifamily Investments				$3,080	$17,704	$17,733	$17,674

14    SEMI–ANNUAL REPORT 2017

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2017 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (2.4% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Nomura	2.77%	Dec-2045	$10,000	$10,164	$10,040
Deutsche Bank	2.94%	Jan-2046	19,070	19,532	19,278
Nomura	3.19%	Mar-2046	20,000	20,395	20,461
JP Morgan	3.48%	Jun-2045	10,000	10,465	10,402
Citigroup	3.62%	Jul-2047	8,000	8,211	8,318
Barclays/JP Morgan	3.81%	Jul-2047	2,250	2,309	2,369
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,135	5,255
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,132	5,276
Barclays/JP Morgan	4.00%	Apr-2047	5,000	5,132	5,322
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,528	21,245
Barclays/JP Morgan	4.08%	Feb-2047	6,825	7,174	7,299
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,183	7,522
Deutsche Bank	5.00%	Nov-2046	18,990	19,442	20,412
Total Commercial Mortgage Backed Securities			$137,135	$140,802	$143,199

United States Treasury Securities (4.8% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	1.63%	May-2026	$10,000	$10,086	$9,480
	2.13%	May-2025	40,000	39,445	39,749
	2.25%	Nov-2024	65,000	66,814	65,361
	2.25%	Nov-2025	5,000	5,102	5,001
	2.38%	Aug-2024	70,000	70,490	71,072
	2.50%	Feb-2046	15,000	14,325	13,967
	2.50%	May-2046	15,000	15,798	13,960
	2.88%	Aug-2045	10,000	10,258	10,056
	3.13%	Aug-2044	55,000	56,742	58,111
Total United States Treasury Securities			$285,000	$289,060	$286,757

Total Fixed-Income Investments			$5,767,987	$5,865,977	$5,922,891

AFL-CIO HOUSING INVESTMENT TRUST      15

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2017 (Dollars in thousands; unaudited)

Equity Investment in Wholly Owned Subsidiary (less than 0.05% of net assets)

Issuer	Amount (Cost)	Amount of Dividends or Interest	Value
HIT Advisers[8]	$ 1	$ —	$ (771)
Total Equity Investment	$ 1	$ —	$ (771)

Short-Term Investments (4.0% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
NYS Housing Finance Agency	0.97%[9]	May-2049	$20,000	$20,000	$20,000
NYS Housing Finance Agency	0.99%[9]	Nov-2049	$20,000	$20,000	$20,000
Blackrock Federal Funds	0.86%	Jul-2017	200,340	200,340	200,340
Total Short-Term Investments			$240,340	$240,340	$240,340

Total Investments			$6,008,328	$6,106,318	$6,162,460

Footnotes

[1]	Tax-exempt bonds collateralized by Ginnie Mae securities.

[2]	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

[3]	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

[4]	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $144.2 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

[5]	The interest rate shown on these floating or adjustable rate securities represents the rate at period end.

[6]	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The notes are for construction only and will mature on or prior to November 1, 2019. The notes are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT’s Board of Trustees.

[7]	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

[8]	The HIT has a participation interest in HIT Advisers LLC (HIT Advisers), a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT’s valuation committee in accordance with the fair value procedures adopted by the HIT’s Board of Trustees, and approximates carrying value. The participation interest is not registered under the federal securities laws.

[9]	Variable rate bond with a weekly interest rate reset and can be redeemed at par, with accrued and unpaid interest, with a seven-day notice. The interest rate shown represents the rate at period end.

16     SEMI–ANNUAL REPORT 2017

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Dollars in thousands; unaudited)

Investment income		$85,997

Expenses
	Non-officer salaries and fringe benefits	4.805
	Officer salaries and fringe benefits	3,199
	Consulting fees	698
	Investment management	643
	Marketing and sales promotion (12b-1)	573
	Legal fees	274
	Auditing, tax and accounting fees	272
	Insurance	190
	Trustee expenses	22
	Rental expenses	617
	General expenses	720
	Total expenses	12,013

Net investment income		73,984

Net realized and unrealized gains (losses) on investments
	Net realized gains (losses) on investments	10,479
	Net change in unrealized appreciation (depreciation) on investments	39,540
	Net realized and unrealized gains (losses) on investments	50,019

Net increase (decrease) in net assets resulting from operations		$124,003

See accompanying Notes to Financial Statements (unaudited).

AFL-CIO HOUSING INVESTMENT TRUST     17

STATEMENTS OF CHANGES IN NET ASSETS

(Dollars in thousands)

Increase (decrease) in net assets from operations	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
Net investment income	$73,984	$139,758
Net realized gains (losses) on investments	10,479	19,547
Net change in unrealized appreciation (depreciation) on investments	39,540	(55,674)
Net increase (decrease) in net assets resulting from operations	124,003	103,631

Decrease in net assets from distributions
Distributions to participants or reinvested from:
Net investment income	(78,647)	(152,539)
Net decrease in net assets from distributions	(78,647)	(152,539)

Increase (decrease) in net assets from unit transactions
Proceeds from the sale of units of participation	147,275	373,174
Dividend reinvestment of units of participation	69,335	135,239
Payments for redemption of units of participation	(31,829)	(124,034)
Net increase from unit transactions	184,781	384,379

Total increase (decrease) in net assets	230,137	335,471

Net assets
Beginning of period	$5,790,753	$5,455,282
End of period	$6,020,890	$5,790,753

Distribution in excess of net investment income	$(1,890)	$(2,059)

Unit information
Units sold	131,247	327,020
Distributions reinvested	61,916	118,390
Units redeemed	(28,388)	(109,790)
Increase in units outstanding	164,775	335,620

See accompanying Notes to Financial Statements (unaudited).

18     SEMI–ANNUAL REPORT 2017

Notes To Financial Statements

(unaudited)

NOTE 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of each month. The HIT’s Board of Trustees is responsible for the valuation process and has delegated the supervision of the valuation process to a Valuation Committee. The Valuation Committee, in accordance with the policies and procedures adopted by the HIT’s Board of Trustees, is responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information, and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets.

Portfolio securities for which market quotations are readily available are valued by using independent pricing services. For U.S. Treasury securities, independent pricing services generally base prices on actual transactions as well as dealer supplied market information. For state housing finance agency securities, independent pricing services generally base prices using models that utilize trading spreads, new issue scales, verified bid information, and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes, and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans, and collateralized mortgage obligations, independent pricing services generally base prices on an active TBA (“to-be-announced”) market for mortgage pools, discounted cash flow models or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type, and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity, and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations are not readily available or deemed unreliable are valued at their fair value determined in good faith by the HIT’s Valuation Committee using consistently applied procedures adopted by the HIT’s Board of Trustees. In determining fair market value, the Valuation Committee will employ a valuation method that it believes reflects fair value for that asset, which may include the referral of the asset to an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on June 30, 2017, the Valuation Committee fair valued less than 0.05% of the HIT’s net assets.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates its respective carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

AFL-CIO HOUSING INVESTMENT TRUST     19

Notes To Financial Statements

(unaudited)

The following table presents the HIT’s valuation levels as of June 30, 2017:

Investment securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities	$—	$168,728	$—	$168,728
Ginnie Mae Securities	—	1,649,352	—	1,649,352
Ginnie Mae Construction Securities	—	240,116	—	240,116
Fannie Mae Securities	—	2,202,622	—	2,202,622
Freddie Mac Securities	—	843,364	—	843,364
Commercial Mortgage-Backed Securities	—	143,199	—	143,199
State Housing Finance Agency Securities	—	217,370	—	217,370
Other Multifamily Investments
Direct Loans	—	—	5,584	5,584
Privately Insured Construction/Permanent Mortgages	—	12,090	—	12,090
Total Other Multifamily Investments	—	12,090	5,584	17,674
United States Treasury Securities	—	286,757	—	286,757
Equity Investments	—	—	(771)	(771)
Short-Term Investments	240,340	—	—	240,340
Other Financial Instruments*	—	153,709	—	153,709
Total	$240,340	$5,917,307	$4,813	$6,162,460

*If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended June 30, 2017:

Investments in Securities ($ in thousands)	Other Multifamly Investments	Equity Investment	Total
Beginning Balance, 12/31/2016	$5,425	$(478)	$4,947
Total Unrealized Gain (Loss)*	1	(294)	(293)
Cost of Purchases	158	—	158
Proceeds of Sales	—	1	1
Ending Balance, 6/30/2017	$5,584	$(771)	$4,813

* Net change in unrealized gain (loss) attributable to Level 3 securities held at June 30, 2017 totaled $(293,000) and is included on the accompanying Statement of Operations.

Level 3 securities primarily consist of Direct Loans (Other Multifamily Investments) which were valued by an independent pricing service at June 30, 2017 utilizing a discounted cash flow model. Weighted average lives for the loans ranged from 0.16 to 1.58 years. Unobservable inputs include spreads to relevant U.S. Treasuries ranging from 121 to 391 basis points. A change in unobservable inputs may impact the value of the loans.

The HIT’s policy is to recognize transfers between levels at the beginning of the reporting period. For the six months ended June 30, 2017, there were no transfers in levels.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Federal Income Taxes

The HIT’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code), that are applicable to regulated investment companies, and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required.

Tax positions taken or expected to be taken in the course of preparing the HIT’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed for all open years the HIT’s tax positions taken on federal income tax returns and has concluded that no provision for income tax is required in the HIT’s financial statements.

20     SEMI–ANNUAL REPORT 2017

Notes To Financial Statements

(unaudited)

The HIT files U.S. federal, state, and local tax returns as required. The HIT’s tax returns are subject to examination by the relevant tax authorities until the expiration of the applicable statutes of limitations, which is generally three years after the filing of the tax return but could be longer in certain circumstances.

Distributions to Participants

At the end of each calendar month, a pro-rata distribution is made to participants of the net investment income earned during the month. This pro-rata distribution is based on the participant’s number of units held as of the immediately preceding month-end and excludes realized gains (losses) which are distributed at year-end.

Participants redeeming their investments are paid their pro-rata share of undistributed net income accrued through the month-end of the month in which they redeem.

The HIT offers an income reinvestment plan that permits current participants automatically to reinvest their income distributions into HIT units of participation. Total reinvestment was approximately 88% of distributed income for the six months ended June 30, 2017.

Investment Transactions and Income

For financial reporting purposes, security transactions are accounted for as of the trade date. Gains and losses on securities sold are determined on the basis of amortized cost. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

12b-1 Plan of Distribution

The HIT’s Board of Trustees annually considers a Plan of Distribution under Rule 12b-1 under the Investment Company Act to pay for marketing and sales promotion expenses incurred in connection with the offer and sale of units and related distribution activities (12b-1 expenses). For the six months ended June 30, 2017, the HIT was authorized to pay 12b-1 expenses in an annual amount up to $600,000 or 0.05% of its average monthly net assets, whichever was greater. During the six months ended June 30, 2017, the HIT incurred approximately $572,800, or less than 0.01% of its average monthly net assets, in 12b-1 expenses.

NOTE 2. Investment Risk

Interest Rate Risk

As with any fixed-income investment, the market value of the HIT’s investments will generally fall at times when market interest rates rise. Rising interest rates may also reduce prepayment rates, causing the average life of the HIT’s investments to increase. This could in turn further reduce the value of the HIT’s portfolio.

Prepayment and Extension Risk

The HIT invests in certain fixed-income securities whose value is derived from an underlying pool of mortgage loans that are subject to prepayment and extension risk.

Prepayment risk is the risk that a security will pay more quickly than its assumed payment rate, shortening its expected average life. In such an event, the HIT may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates. The majority of the HIT’s securities backed by loans for multifamily projects include restrictions on prepayments for specified periods to mitigate this risk or include prepayment penalties to compensate the HIT. Prepayment penalties, when received, are included in realized gains.

Extension risk is the risk that a security will pay more slowly than its assumed payment rate, extending its expected average life. When this occurs, the HIT’s ability to reinvest principal repayments in higher returning investments may be limited.

These two risks may increase the sensitivity of the HIT’s portfolio to fluctuations in interest rates and negatively affect the value of the HIT’s portfolio.

NOTE 3. Transactions with Related Entities

HIT Advisers

In June 2016, HIT participants authorized it to form a wholly owned subsidiary investment adviser and to register it, as appropriate, under applicable federal or state law. In August 2016, the Securities and Exchange Commission granted no action relief under section 12(d)(3) of the Investment Company Act of 1940 to allow the HIT to organize and acquire the securities issued by a wholly owned subsidiary that will operate as an investment adviser and be registered under the Investment Advisers Act of 1940.

AFL-CIO HOUSING INVESTMENT TRUST      21

Notes To Financial Statements

(unaudited)

HIT wholly owns HIT Advisers, a Delaware limited liability company, directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also a wholly owned subsidiary of the HIT. This structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

Summarized financial information for HIT Advisers on a historical cost basis is included in the table below:

As of June 30, 2017
Assets	$48
Liabilities	$819
Equity	$(771)

For the six months ended June 30, 2017
Income	$—
Expenses	(195)
Tax expenses	—
Net Income (Loss)	$(195)

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. However, as with many start-up operations, there is no certainty that HIT Advisers will generate sufficient revenue to cover its operations and liabilities. Also in accordance with the contract, the HIT provides the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of June 30, 2017, HIT Advisers had no clients or assets under management and did not earn income. A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2016	$607
Advances in 2017	209
Repayment by HIT Advisers in 2017	—
Ending Balance, 6/30/2017	$816

Building America

Building America is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury. On April 7, 2017, the HIT transferred ownership of its wholly-owned subsidiary, Building America, to HIT Advisers for consideration.

In accordance with a contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available. Also in accordance with the contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. A rollforward of advances to Building America by the HIT is included in the table below:

Advances to BACDE by HIT	$ in Thousands
Beginning Balance, 12/31/2016	$75
Advances in 2017	636
Repayment by BACDE in 2017	(419)
Ending Balance, 6/30/2017	$292

NOTE 4. Commitments

The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The HIT agrees to an interest rate and purchase price for these securities or loans when the commitment to purchase is originated.

Certain assets of the HIT are invested in liquid investments until they are required to fund these purchase commitments. As of June 30, 2017, the HIT had outstanding unfunded purchase commitments of approximately $144.2 million. The HIT maintains a sufficient level of liquid securities of no less than the total of the outstanding unfunded purchase commitments. As of June 30, 2017, the value of liquid securities, less short-term investments, maintained in a custodial trading account was approximately $5.7 billion.

NOTE 5. Investment Transactions

Purchases of investments, excluding short-term securities and U.S. Treasury securities, for the six months ended June 30, 2017, were $721.4 million. There were no sales of investments, excluding short-term securities and U.S. Treasury securities, for the six months ended June 30, 2017.

NOTE 6. Income Taxes

No provision for federal income taxes is required since the HIT intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records were adjusted for permanent book/tax differences of $4.7 million as of June 30, 2017 to reflect tax character. The amount and character of tax-basis distributions and composition of the net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2017.

22    SEMI–ANNUAL REPORT 2017

Notes To Financial Statements

(unaudited)

At June 30, 2017, the cost of investments for federal income tax purposes was $6,106,318,000 which approximated book cost at amortized cost. Net unrealized gain aggregated $56,142,000 at period-end, of which $104,598,000 related to appreciated investments and $48,456,000 related to depreciated investments.

NOTE 7. Retirement and Deferred Compensation Plans

The HIT participates in the AFL-CIO Staff Retirement Plan (Plan), which is a multiemployer defined benefit pension plan, under the terms of a collective-bargaining agreement. The Plan covers substantially all employees, including non-bargaining unit employees. The risks of participating in a multiemployer plan are different from a single-employer plan in the following aspects:

a. Assets contributed to a multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers based on their level of contributions to the plan.

c. If the HIT chooses to stop participating in its multiemployer plan, the HIT may be required to pay the plan an amount based on the HIT’s share of the underfunded status of the plan, referred to as a withdrawal liability.

The HIT’s participation in the Plan for the period ended June 30, 2017, is outlined in the table below. The “EIN/Pension Plan Number” line provides the Employee Identification Number (EIN) and the three-digit plan number. The most recent Pension Protection Act (PPA) zone status available in 2017 is for the 2015 Plan year-ended at June 30, 2016. The zone status is based on information that the HIT received from the Plan and is certified by the Plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded. The “FIP/RP Status Pending/Implemented” line indicates whether a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented.

Pension Fund: AFL-CIO Staff Retirement Plan
EIN/Pension Plan Number	53-0228172 / 001
2015 Plan Year PPA Zone Status	Green
FIP/RP Status Pending/Implemented	No
2017 Contributions	1,204,336
2017 Contribution Rate	24%
Surcharge Imposed	no
Expiration Date of Collective Bargaining Agreement	03/31/2022

The HIT was listed in the Plan’s Form 5500 as providing more than 5% of the total contributions for the following plan year:

Pension Fund	Years Contributions to Plan Exceeded More Than 5 Percent of Total Contributions
AFL-CIO Staff Retirement Plan	2015[1]

1The 2015 plan year ended at June 30, 2016

At the date the HIT financial statements were issued, the Plan’s Form 5500 was not available for the plan year ended June 30, 2017.

The HIT also sponsors a deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits employees to defer the lesser of 100% of their total compensation or the applicable Internal Revenue Service limit. During 2017, the HIT matched dollar for dollar the first $6,000 of each employee’s contributions. The HIT’s 401(k) contribution for the six months ended June 30, 2017, was approximately $253,600.

NOTE 8. Loan Facility

The HIT has a $15 million uncommitted loan facility which expires on June 11, 2018. Under this facility, borrowings bear interest per annum equal to 1.25% plus the highest of (a) the Federal Funds Effective Rate, (b) the Overnight Eurodollar Rate, or (c) the one-month LIBOR. The HIT did not borrow against the facility during, and had no outstanding balance under the facility for, the six months ended June 30, 2017. No compensating balances are required.

NOTE 9. Contract Obligations

In the ordinary course of business, the HIT enters into contracts that contain a variety of indemnifications. The HIT’s maximum exposure under these arrangements is unknown. However, the HIT has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be low.

NOTE 10. New Accounting Pronouncement

In February 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2016-02, Leases, which intends to improve financial reporting about leasing transactions. The ASU affects all companies and other organizations that lease assets such as real estate and equipment. The new disclosure is effective for annual or interim periods beginning on or after December 15, 2019. Management is evaluating the impact of this update on its financial statements and disclosures.

AFL-CIO HOUSING INVESTMENT TRUST      23

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios

	Six Months Ended
	June 30, 2017**	Year Ended December 31
Per share data	(unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1,113.29	$1,121.13	$1,140.10	$1,107.45	$1,171.21	$1,170.21

Income from investment operations:
Net investment income *	14.11	27.46	29.41	32.48	34.11	38.55
Net realized and unrealized gains (losses) on investments	9.59	(5.33)	(16.43)	34.38	(61.53)	10.81
Total income (loss) from investment operations	23.70	22.13	12.98	66.86	(27.42)	49.36
Less distributions from:
Net investment income	(15.00)	(29.97)	(31.95)	(34.21)	(36.33)	(40.74)
Net realized gains on investments	—	—	—	—	(0.01)	(7.62)
Total distributions	(15.00)	(29.97)	(31.95)	(34.21)	(36.34)	(48.36)

Net asset value, end of period	$1,121.99	$1,113.29	$1,121.13	$1,140.10	$1,107.45	$1,171.21

Ratios/supplemental data
Ratio of expenses to average net assets	0.41%	0.41%	0.43%	0.43%	0.43%	0.42%
Ratio of net investment income to average net assets	2.5%	2.4%	2.6%	2.9%	3.0%	3.3%
Portfolio turnover rate	22.3%	20.3%	18.9%	18.3%	29.5%	27.3%

Number of outstanding units at end of period	5,366,274	5,201,499	4,865,879	4,262,218	4,077,108	3,906,752

Net assets, end of period (in thousands)	$6,020,890	$5,790,753	$5,455,282	$4,859,337	$4,515,201	$4,575,635

Total return	2.14%	1.94%	1.13%	6.10%	(2.37%)	4.27%

*The average shares outstanding method has been applied for this per share information.

**Percentage amounts for the period, except total return, have been annualized.

See accompanying Notes to Financial Statements (unaudited).

2017 SPECIAL MEETING OF PARTICIPANTS (continued from page 4)

3. Section 3.3(d)(v)(A) was amended to update the description of HIT’s relationship with Building America CDE, Inc. to reflect its new status as a subsidiary of a subsidiary.

4. Section 3.3(h) was amended to increase the limit permitted for investment in certain non-housing securities assets (including AAA-rated Commercial Mortgage-Backed Securities) to 20% of the value of the Trust.

Proposal	Votes for	Votes Against	Votes Abstaining	Votes not cast
1	3,699,825.23	0	0	1,544,353.22
2	3,699,825.23	0	0	1,544,353.22
3	3,698,154.62	1,670.62	0	1,544,353.22
4	3,699,825.23	0	0	1,544,353.22

Job and economic benefit figures in this report are provided by Pinnacle Economics, Inc. and HIT. Estimates are calculated using an IMPLAN input-output model based on HIT project data and are in 2016 dollars.

Investors should consider the HIT’s investment objectives, risks, and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at (202) 331-8055 or by viewing the HIT’s website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

This report contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. Actual outcomes and results may differ significantly from the views expressed. This report should not be considered as investment advice or a recommendation of any kind.

24    SEMI–ANNUAL REPORT 2017

Leadership

BOARD OF TRUSTEES

Richard Ravitch*

Chairman

Manager, Waterside Plaza LLC; formerly Lieutenant

Governor, State of New York

Richard L. Trumka*

President, AFL-CIO

Liz Shuler

Secretary-Treasurer, AFL-CIO

Vincent Alvarez

President, New York City Central Labor Council

James Boland

President, International Union of Bricklayers

and Allied Craftworkers

Sean McGarvey

President, North America’s Building Trades Unions

Jack Quinn

Director, Kaiser Aluminum Corporation; formerly President, Erie Community College; formerly Member of Congress, 27th District, New York

Kenneth E. Rigmaiden

General President, International Union of Painters &

Allied Trades of the United States and Canada

Marlyn J. Spear, CFA*

Director, Baird Fund, Inc.; formerly Chief Investment Officer,

Building Trades United Pension Trust Fund

(Milwaukee and Vicinity)

Tony Stanley*

Director, TransCon Builders, Inc.; formerly Executive Vice President, TransCon Builders, Inc.

* Executive Committee member.

OFFICERS

Stephen Coyle

Chief Executive Officer

Theodore S. Chandler

Chief Operating Officer

Erica Khatchadourian

Chief Financial Officer

Chang Suh, CFA

Senior Executive Vice President &

Chief Portfolio Manager

Nicholas C. Milano

General Counsel

Debbie Cohen

Chief Development Officer

Emily Johnstone

Executive Vice President & Managing Director

of Defined Contribution Marketing

Christopher Kaiser

Chief Compliance Officer &

Deputy General Counsel

Thalia B. Lankin

Chief Business Development Officer

Harpreet Singh Peleg, CFA, CPA

Controller

Eric W. Price Executive Vice President Lesyllee White Executive Vice President & Managing Director of Defined Benefit Marketing Stephanie H. Wiggins Executive Vice President & Chief Investment Officer

SERVICE PROVIDERS

Independent Registered Public	Securities Counsel	Custodian
Accounting Firm	Perkins Coie LLP	Bank of New York Mellon
Ernst & Young LLP	Washington, D.C.	New York, New York
Tysons, Virginia
Transfer Agent
Corporate Counsel	BNY Mellon Investment
Katten Muchin Rosenman LLP	Servicing (US) Inc.
Washington, D.C.	Wilmington, Delaware

AFL-CIO HOUSING INVESTMENT TRUST

National Office	New England Regional Office	Southern California Office
2401 Pennsylvania Avenue, N.W., Suite 200	Ten Post Office Square, Suite 800	155 N. Lake Avenue, Suite 800
Washington, D.C. 20037	Boston, Massachusetts 02109	Pasadena, California 91101
(202) 331-8055	(617) 850-9071	(626) 993-6676

NewYork City Office	Western Regional Office
1270 Avenue of the Americas, Suite 210	One Sansome Street, Suite 3500
NewYork, NewYork 10020	San Francisco, California 94104
(212) 554-2750	(415) 433-3044

AFL-CIO HOUSING INVESTMENT TRUST      25

AFL-CIO HOUSING INVESTMENT TRUST 2401 Pennsylvania Avenue, N.W., Suite 200 Washington, DC 20037 202-331-8055 www.aflcio-hit.com bug

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

Schedule I - Investments in securities of unaffiliated issuers required by Item 6(a) is included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which participants may recommend nominees to the Board of Trustees of the Trust, where those changes were implemented after the Trust last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)) or this Item 10.

Item 11. Controls and Procedures.

(a)	The Trust’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the

Trust in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures as of a date within 90 days of the filing of this report.

(b)	There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Trust’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable

(2)	Separate certifications for the Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed as Exhibits herewith.

(3)	Not applicable

(b)	Separate certifications for the Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed as Exhibits herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:

/s/ Stephen Coyle

Stephen Coyle
Chief Executive Officer

Date: September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle

Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)

Date: September 7, 2017

/s/ Erica Khatchadourian

Erica Khatchadourian
Chief Financial Officer
AFL-CIO Housing Investment Trust
(Principal Financial Officer)

Date: September 7, 2017